Leases - Summary of Changes in Right of Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 45,555
Ending balance	43,541
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(38,712)
Depreciation	(5,582)
Decreases	(2,741)
Exchange differences	(2,522)
Ending balance	(44,075)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	84,267
Increases	1,224
Decreases	(2,829)
Exchange differences	4,954
Ending balance	87,616
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	31,172
Ending balance	30,252
Land and Buildings | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(24,917)
Depreciation	(3,582)
Decreases	(1,262)
Exchange differences	(1,263)
Ending balance	(28,500)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	56,089
Increases	1,051
Decreases	(1,362)
Exchange differences	2,974
Ending balance	58,752
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	14,383
Ending balance	13,289
Plant and Machinery | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(13,795)
Depreciation	(2,000)
Decreases	(1,479)
Exchange differences	(1,259)
Ending balance	(15,575)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	28,178
Increases	173
Decreases	(1,467)
Exchange differences	1,980
Ending balance	$ 28,864